Collaboration and License Agreements - Shenyang Sunshine Pharmaceutical Co., Ltd (FY) (Details) - 3SBio License - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate amount of upfront and milestone-based payments	$ 7.0	$ 7.0
Aggregate amount for future payments upon achievement of clinical and regulatory approval milestones for products containing ImmTOR platform	$ 15.0	$ 15.0